Supplementary Information On Oil And Gas Activities (Unaudited) - Summary of changes in the standardized measure of discounted future net cash flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional information [abstract]
Standardized measure of discounted future net cash flows at beginning of year	$ 738,000	$ 775,000	$ 608,000
Net change in sales prices and production costs related to future production	783,000	(241,000)	(103,000)
Net change in estimated future development costs	28,000	(231,000)	(525,000)
Net changes from revisions of workload estimates	44	20	(1)
Net changes from extensions, discoveries and improvements	1,006	362	306
Cumulative discount	116	118	352
Net changes from on-site purchases and sales of minerals	(40)	2	0
Other			58,000
Sales of crude oil, NGLs and natural gas produced, net of production costs	(429,000)	127,000	6,000
Estimated development costs previously incurred	(263)	(206)	151
Net change in income tax	(471,000)	12,000	(77,000)
Change in Standardized measure of discounted future net cash flows of the year	774,000	(37,000)	167,000
Standardized measure of discounted future net cash flows at end of year	$ 1,512,000	$ 738,000	$ 775,000